Note 6 - Marketable Securities (Details Textual)	12 Months Ended
Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for entity's own equity instruments held at end of period, fair value measurement	$ (162,000)